SHARE-BASED COMPENSATION AND EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
SHARE-BASED COMPENSATION AND EMPLOYEE BENEFIT PLANS
10. SHARE-BASED COMPENSATION AND EMPLOYEE BENEFIT PLANS
Successor
2021 Equity Plan
In connection with the Business Combination, the Company’s Board adopted, and its shareholders approved, the 2021 Equity Incentive Plan (the “2021 Equity Plan”). A total of 31,900,000 PSSA Ordinary Shares are authorized and reserved for issuance under the 2021 Equity Plan which provides for the grant of stock options (either incentive or non-qualified),
stock appreciation rights (“SARs”), restricted stock, restricted stock units (“RSUs”), performance shares, performance share units and other share-based awards with respect to the PSSA Ordinary Shares. Shares associated with underlying awards that are expired, forfeited, or otherwise terminated without the delivery of shares, or are settled in cash, and any shares tendered to or withheld by the Company for the payment of an exercise price or for tax withholding will again be available for issuance under the 2021 Equity Plan. The purpose of the 2021 Equity Plan is to promote the interests of PSSA and its shareholders by providing the Company with a means to attract and retain employees, officers, consultants, advisors and directors who will contribute to its long-term growth and success and providing such individuals with incentives that will align with those of the Company’s shareholders.
As of December 31, 2021, the Company granted approximately 8,763,754 performance-based non-qualified
stock options (“PBNQSO”) to its executive officers,
non-employee
directors and other members of senior management under the 2021 Equity Plan. The exercise prices of these PBNQSOs ranged from $10.00 to $14.00 per PSSA Ordinary Share and consist of two types of vesting criteria. Of the aggregate number of PBNQSO granted, 245,004 PBNQSOs are eligible to vest based on the achievement of certain performance goals for fiscal year 2021 (the “Bridge Option”), and the remaining 8,518,750 PBNQSOs are eligible to vest based on the achievement of certain performance goals for fiscal years 2022-2026 (the
“5-Year
Option”). The PBNQSOs expire ten years from the grant date.
The Bridge Option will vest and become exercisable upon (i) the Company achieving an EBITDA target of $136.0 million for fiscal year 2021; and (ii) the recipient remaining in continuous service through the first anniversary of the grant date. No portion of the Bridge Option will be considered vested unless and until both conditions are met.
The
5-Year
Option will be eligible to vest over a five-year period in equal annual tranches based on the achievement of annual operating performance per diluted share (“AOP”) targets to be set forth in the award agreements. The AOP targets are based on a compounded annual growth rate, and the actual AOP achieved for any given years is calculated in accordance with a formula as set forth in the award agreements. For each yearly tranche, the Company will need to achieve 13.5% compounded annual growth for minimum vesting (resulting in 25% of that tranche vesting) and 23.5% compounded annual growth for maximum vesting (resulting in 100% of that tranche vesting). If the actual AOP achieved for any given year exceeds the maximum target, such excess may be treated as having been achieved in the following two fiscal years and/or the prior two fiscal years (without duplication) if less than the full amount of options would otherwise have vested for such years.
The Company’s chief executive officer, (“CEO”), chief financial officer (“CFO”) and business director, North America Retardant and Services, are required to hold a minimum level of personal investment of

$2.2 million, $1.9 million and $1.5 million, respectively, in PSSA Ordinary Shares pursuant to stock retention guidelines attached to their respective PBNQSO agreement. The aggregate value may include the fair market value of shares associated with underlying options over the exercise price, but half of the value must be attributable to PSSA Ordinary shares held by each officer. Each officer will have five years after grant date to comply with these requirements.
The table below summarizes the PBNQSO activity:

	Number of Options	Weighted-Average Exercise/Conversion Price	Weighted-Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in thousands)
Outstanding at November 9, 2021	—	$—
Granted	8,763,754	$10.04
Exercised	—	$—
Forfeited	—	$—

Outstanding at December 31, 2021	8,763,754	$10.04	5.9	$34,086

Options vested and exercisable	—	$—

The weighted-average assumptions used to fair value the PBNQSO on the grant date using the Black-Scholes option-pricing model were as follows:

2021
Dividend yield	—%
Risk-free interest rate	1.19% to 1.37%
Expected volatility	42.74% to 51.05%
Expected life (years)	5.50 to 6.50
Weighted average exercise price of options granted	$10.04
Weighted average fair value of options granted	$6.15
Non-cash
share-based compensation expense recognized by the Company during the Successor Period was $3.6 million. Compensation expense is recognized based upon probability assessments of PBNQSOs that are expected to vest in future periods. Such probability assessments are subject to revision and, therefore, unrecognized compensation expense is subject to future changes in estimate. As of December 31, 2021, there was approximately $50.2 million of total unrecognized compensation expense related to non-vested
PBNQSOs expected to vest, which is expected to be recognized over a weighted-average period of 2.0 years.
On December 7, 2021, the Company granted 100,000 shares of common stock to a consultant for his services to the Company in connection with the transactions contemplated by the Business Combination Agreement. The fair value per share on the grant date was $11.75. The shares vested upon grant. The grant date fair value of $1.2 million was recorded by the Company as an expense related to Business Combination and is reported in selling general and administrative expense in the Successor Period of the accompanying consolidated statements of operations and comprehensive income (loss).
Founder Advisory Amounts
As discussed in Note 12, Related Parties, following the Business Combination, the Company assumed, and agreed to pay, perform, satisfy and discharge in full, all of EverArc’s liabilities and obligations under the Founder Advisory Agreement previously executed between EverArc and EverArc Founder Entity. The key terms and conditions of the Founder Advisory Agreement are included in Note 12, Related Parties.

As of the date of the Business Combination, 1.5% of 157,137,410 PSSA Ordinary Shares outstanding, or 2,357,061 PSSA Ordinary Shares, may be issued each year for the term of the arrangement as the Fixed Annual Advisory Amount. The Variable Annual Advisory Amount is based on the appreciation of the market price of PSSA Ordinary Shares if such market price exceeds certain trading price minimums and was valued using a Monte Carlo simulation model. Because up to 50% of the aggregate shares could be settled through a cash payment, 50% are classified as a liability and the remaining 50% is classified within equity. On February 15, 2022, the Company made a cash payment of $53.5 million to the EverArc Founder Entity, representing 40% of the fixed and variable advisory amounts owed for the year ended December 31, 2021. The remaining 60% was settled through the issuance of 5,952,992 PSSA Ordinary Shares at the volume weighted average stock price for the last ten trading days ending December 31, 2021.
The fair value of the Fixed Annual Advisory Amount as of November 9, 2021 was calculated to be $197.4 million based on the closing share price of PSSA Ordinary Shares on November 9, 2021 of $12.00. The fair value of the Variable Annual Advisory Amount is determined using a Monte Carlo simulation because of the market condition (i.e., achievement of a specified share price) associated with this award and was determined to be $376.4 million. For Advisory Amounts classified within equity, the Company does not subsequently remeasure the fair value. For the Advisory Amounts classified as a liability, the Company remeasures the fair value at each reporting date. The key inputs into the Monte Carlo simulation model for the Variable Annual Advisory Amounts were as follows at initial measurement and at December 31, 2021, which was determined to be the date of first payment:

	November 9, 2021	December 31, 2021
Dividend yield	—%	—%
Risk-free interest rate	1.47%	1.52%
Expected volatility	35.00%	37.50%
Expected life (years)	10.15	10.00
10-day volume weighted average stock price	$12.00	$13.63
All of the Founder Advisory Amounts vested on the date of the Business Combination because, the Company believes that, as a result of the consummation of the Business Combination, it has incurred an obligation equal to the present value of the Advisory Amounts. Share-based compensation expense related to the Advisory Amounts recognized by the Company during the Successor Period was $653.0 million. This consists of $574.4 million that was recognized on the Business Combination date and $78.6 million recognized on December 31, 2021 based on the change in fair value for liability-classified Advisory Amounts since the Closing Date. Compensation expense recorded by the Company in the future will depend upon changes in the fair value of the liability-classified Advisory Amounts.
Predecessor
Prior to the Business Combination, SK Invictus Holdings, LP, a Cayman limited partnership and the former ultimate parent of the Company (the “Parent”), established an Incentive Unit Grant agreement under which the Parent granted incentive units to individuals employed by the Company. The incentive units vest as follows: (i) 50% vest on the date on which the Company’s investors achieve a rate of return of at least 2.0x, (ii) an additional 25% vest on the date on which the Company’s investors achieve a rate of return of at least 2.5x, and (iii) the remaining 25% vest on the date on which the Company’s investors achieve a rate of return of at least 3.0x. The Business Combination resulted in the Company’s investors achieving a rate of return greater than 3.0x, which resulted in 100% of the incentive units vesting on the date of the Business Combination. On the Closing Date there were 103,820 incentive units outstanding. Since the incentive units are equity classified instruments, the Company measured the units at their grant date fair value. The Company measured the fair value of the incentive units using a Black-Scholes model.
The grant date fair value of the incentive units that was recognized on the date of the Business Combination was $2.7 million. This amount was recognized on the “black-line” financial statements between the Predecessor and Successor periods because this amount is not directly attributable to either the Predecessor or Successor period but was instead contingent on the Business Combination.
Savings and Investment Plans
The Company sponsors a savings and investment plan under which a portion of employee contributions are matched. For the Successor Period, 2021 Predecessor Period, 2020 Predecessor Period and 2019 Predecessor Period the Company made matching contributions of $0.3 million, $0.9 million, $1.1 million and $1.0 million, respectively.